Share-based payments (Details)	1 Months Ended								12 Months Ended
	Aug. 31, 2022 Number	Aug. 31, 2022 Number	Feb. 28, 2022 Number	Sep. 30, 2021 Number	Aug. 31, 2021 Number	Jul. 31, 2021 Number	Jun. 30, 2020 Number	Apr. 30, 2020 Number	Dec. 31, 2022 Number £ / shares	Dec. 31, 2021 Number £ / shares	Dec. 31, 2020 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year									131,661	74,147	16,802
Granted	5,000	7,500	18,750	6,000	2,500	85,450	68,150	5,000	31,250	93,950	73,150
Lapsed									(6,939)	(8)	(1,688)
Forfeited									(11,382)	(36,428)	(14,117)
Beginning of the year									144,590	131,661	74,147
Options exercisable									55,932	8,982	9,759
Weighted average exercise price of outstanding options | £ / shares									£ 4.836	£ 10.759	£ 16.698
Weighted average exercise price of options lapsed | £ / shares									105.612	1,676.000	523.411
Weighted average exercise price of options forfeited | £ / shares									5.974	8.955	72.975
Weighted average exercise price of options granted | £ / shares									£ 2.670	£ 5.515	£ 4.092
Weighted average remaining contractual life of outstanding options									8 years 1 month 6 days	9 years	9 years 2 months 12 days
Beginning of the year									144,590	131,661	74,147
Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date									20 April 2012	20 April 2012	20 April 2012
Beginning of the year									79	79	79
Granted
Lapsed									(79)
Forfeited
Beginning of the year										79	79
Exercise Price | £ / shares									£ 1,676.00	£ 1,676.00	£ 1,676.00
Beginning of the year										79	79
Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date									9 May 2014	9 May 2014	9 May 2014
Beginning of the year									500	500	500
Granted
Lapsed									(500)
Forfeited
Beginning of the year										500	500
Exercise Price | £ / shares									£ 30.00	£ 30.00	£ 30.00
Beginning of the year										500	500
Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date									30 June 2014	30 June 2014	30 June 2014
Beginning of the year									25	25	925
Granted
Lapsed
Forfeited											(9,000)
Beginning of the year									25	25	25
Exercise Price | £ / shares									£ 30.00	£ 30.00	£ 30.00
Beginning of the year									25	25	25
Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date									31 October 2016	31 October 2016	31 October 2016
Beginning of the year									352	397	815
Granted
Lapsed									(352)		(43)
Forfeited										(45)	(375)
Beginning of the year										352	397
Exercise Price | £ / shares									£ 1,072.00	£ 1,072.00	£ 1,072.00
Beginning of the year										352	397
Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date									19 December 2016	19 December 2016	19 December 2016
Beginning of the year									396	499	1,118
Granted
Lapsed									(383)		(78)
Forfeited										(103)	(541)
Beginning of the year									13	396	499
Exercise Price | £ / shares									£ 484.00	£ 484.00	£ 484.00
Beginning of the year									13	396	499
Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 December 2017	15 December 2017	15 December 2017
Beginning of the year									59	164	1,478
Granted
Lapsed											(666)
Forfeited									(19)	(105)	(648)
Beginning of the year									40	59	164
Exercise Price | £ / shares									£ 184.00	£ 184.00	£ 184.00
Beginning of the year									40	59	164
Grant 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date									24 April 2019	24 April 2019	24 April 2019
Beginning of the year									625	2,275	8,475
Granted
Lapsed
Forfeited									(313)	(1,650)	(6,200)
Beginning of the year									312	625	2,275
Exercise Price | £ / shares									£ 29.20	£ 29.20	£ 29.20
Beginning of the year									312	625	2,275
Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 October 2019	2 October 2019	2 October 2019
Beginning of the year									1,500	1,500	2,500
Granted
Lapsed
Forfeited											(1,000)
Beginning of the year									1,500	1,500	1,500
Exercise Price | £ / shares									£ 21.00	£ 21.00	£ 21.00
Beginning of the year									1,500	1,500	1,500
Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date										17 April 2020	17 April 2020
Beginning of the year									5,000	5,000
Granted											5,000
Lapsed
Forfeited
Beginning of the year									5,000	5,000	5,000
Exercise Price | £ / shares									£ 4.80	£ 4.80	£ 4.80
Beginning of the year									5,000	5,000	5,000
Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date									17 June 2020	17 June 2020	17 June 2020
Beginning of the year									43,175	63,700
Granted											68,150
Lapsed									(5,625)
Forfeited									(3,950)	(20,525)	(4,450)
Beginning of the year									33,600	43,175	63,700
Exercise Price | £ / shares									£ 4.04	£ 4.04	£ 4.04
Beginning of the year									33,600	43,175	63,700
Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 July 2021	15 July 2021
Beginning of the year									71,450
Granted										85,450
Lapsed
Forfeited									(7,100)	(14,000)
Beginning of the year									64,350	71,450
Exercise Price | £ / shares									£ 5.55	£ 5.55
Beginning of the year									64,350	71,450
Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 August 2021	2 August 2021
Beginning of the year									2,500
Granted										2,500
Lapsed
Forfeited
Beginning of the year									2,500	2,500
Exercise Price | £ / shares									£ 5.30	£ 5.30
Beginning of the year									2,500	2,500
Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date									1 September 2021	1 September 2021	11 July 2014
Beginning of the year									6,000		6
Granted										6,000
Lapsed											(3)
Forfeited											(3)
Beginning of the year									6,000	6,000
Exercise Price | £ / shares									£ 5.10	£ 5.10	£ 30.00
Beginning of the year									6,000	6,000
Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date									7 February 2022	14 December 2016	1 April 2010
Beginning of the year											20
Granted									18,750
Lapsed										(20)
Forfeited
Beginning of the year									18,750
Exercise Price | £ / shares									£ 3.05	£ 620.00
Beginning of the year									18,750
Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date									12 August 2022	14 December 2016	20 August 2010
Beginning of the year											25
Granted									12,500
Lapsed										(25)
Forfeited
Beginning of the year									12,500
Exercise Price | £ / shares									£ 2.10	£ 680.00
Beginning of the year									12,500
Grants [Member]
IfrsStatementLineItems [Line Items]
Grant date										13 September 2011	13 September 2011
Beginning of the year										8	8
Granted
Lapsed										(8)
Forfeited
Beginning of the year											8
Exercise Price | £ / shares										£ 1,676.00	£ 1,676.00
Beginning of the year											8
Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year											63
Granted
Lapsed											(63)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 1,600.00
Beginning of the year
Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year											104
Granted
Lapsed											(104)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 1,676.00
Beginning of the year
Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date											14 December 2016
Beginning of the year											100
Granted
Lapsed											(100)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 748.00
Beginning of the year
Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date											14 December 2016
Beginning of the year											81
Granted
Lapsed											(81)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 752.00
Beginning of the year
Grant 18 [Member]
IfrsStatementLineItems [Line Items]
Grant date											15 December 2016
Beginning of the year											230
Granted
Lapsed											(230)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 484.00
Beginning of the year
Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date											2 April 2018
Beginning of the year											50
Granted
Lapsed											(50)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 332.00
Beginning of the year
Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date											2 April 2018
Beginning of the year											225
Granted
Lapsed											(225)
Forfeited
Beginning of the year
Exercise Price | £ / shares											£ 484.00
Beginning of the year